Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Tax Assets and Liabilities
The significant components of deferred income tax assets and liabilities consisted of the following.

(in millions)	2019	2018
Gross deferred income tax assets
Regulatory liabilities	$588	$635
Tax loss and credit carryforwards	532	522
Employee future benefits	165	153
Unrealized foreign exchange losses on long-term debt	40	69
Other	88	76
	1,413	1,455
Valuation allowance	(22)	(56)
Net deferred income tax asset	$1,391	$1,399

Gross deferred income tax liabilities
PPE	$(3,986)	$(3,780)
Regulatory assets	(269)	(203)
Intangible assets	(105)	(102)
	(4,360)	(4,085)
Net deferred income tax liability	$(2,969)	$(2,686)

Schedule of Unrecognized Tax Benefits	Unrecognized Tax Benefits

(in millions)	2019	2018
Beginning of year	$38	$28
Additions related to current year	5	6
Adjustments related to prior years	(7)	4
End of year	$36	$38

Schedule of Components of Income Tax Expense
Income Tax Expense

(in millions)	2019	2018
Canadian
Earnings before income tax expense	$901	$376

Current income tax	49	51
Deferred income tax	42	(25)
Total Canadian	$91	$26

Foreign
Earnings before income tax expense	$1,240	$1,075

Current income tax	(7)	(22)
Deferred income tax	205	161
Total Foreign	$198	$139
Income tax expense	$289	$165

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of consolidated statutory taxes to consolidated effective taxes.

(in millions, except %)	2019	2018
Earnings before income tax expense	$2,141	$1,451
Combined Canadian federal and provincial statutory income tax rate	28.5%	28.5%
Expected federal and provincial taxes at statutory rate	$610	$414
Decrease resulting from:
Foreign and other statutory rate differentials	(124)	(110)
Difference between gain on sale for accounting and amounts calculated for tax purposes	(73)	—
Release of Valuation Allowance	(33)	(16)
Remeasurement of deferred tax liabilities	—	(44)
AFUDC	(16)	(14)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(48)	(34)
Items capitalized for accounting purposes but expensed for income tax purposes	(17)	(21)
Other	(10)	(10)
Income tax expense	$289	$165
Effective tax rate	13.5%	11.4%

Summary of Operating Loss Carryforwards
Income Tax Carryforwards

(in millions)	Expiring Year	2019
Canadian
Capital loss	n/a	$19
Non-capital loss	2028-2039	110
Other tax credits	2026-2038	2
		131
Unrecognized		(14)
		117
Foreign
Federal and state net operating loss	2020-2039	2,929
Other tax credits	2023-2039	74
		3,003
Total income tax carryforwards recognized as at December 31		$3,120

Summary of Tax Carryforward Amounts
Income Tax Carryforwards

(in millions)	Expiring Year	2019
Canadian
Capital loss	n/a	$19
Non-capital loss	2028-2039	110
Other tax credits	2026-2038	2
		131
Unrecognized		(14)
		117
Foreign
Federal and state net operating loss	2020-2039	2,929
Other tax credits	2023-2039	74
		3,003
Total income tax carryforwards recognized as at December 31		$3,120